UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Missouri Valley Partners, Inc.
Address: 135 North Meramec, Suite 500
         St. Louis, Missouri 63105-3900

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jo Ann Dotson
Title: Chief Compliance Officer
Phone: (314) 889-1052
Signature, Place, and Date of Signing:

    Jo Ann Dotson     St. Louis, Missouri          March 31, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

MISSOURI VALLEY PARTNERS, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 03/31/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   83

FORM 13F INFORMATION TABLE VALUE TOTAL:   $211,757 (X1000)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 03/31/10

ISSUER	CLASS	CUSIP	FAIR MARKET VALUE	QUANTITY	DISCRETION
ABBOTT LABS COM	COM	002824100	2869	54473	SOLE
ABERCROMBIE & FITCH CO CL A	COM	002896207	2245	49195	SOLE
ALLERGAN INC COM	COM	018490102	2140	32765	SOLE
AMERICAN ELEC PWR INC COM	COM	025537101	2092	61220	SOLE
AMERIPRISE FINL INC COM	COM	03076C106	4488	98955	SOLE
AMETEK INC NEW COM	COM	031100100	2833	68340	SOLE
AMN HEALTHCARE SRVCS COM	COM	001744101	112	12775	SOLE
ANADARKO PETE CORP COM	COM	032511107	2817	38685	SOLE
APPLE COMPUTER INC COM	COM	037833100	5153	21930	SOLE
AT&T CORP COM	COM	00206R102	4778	184927	SOLE
BANK OF AMERICA CORP COM	COM	060505104	4806	269250	SOLE
BAXTER INTL INC COM	COM	071813109	2261	38850	SOLE
BEST BUY	COM	086516101	1637	38490	SOLE
BROADCOM CORP CL A	COM	111320107	2307	69515	SOLE
CARNIVAL CORP COM	COM	143658300	2499	64280	SOLE
CATERPILLAR INC DEL COM	COM	149123101	2430	38675	SOLE
CHEVRONTEXACO CORP COM	COM	166764100	4961	65427	SOLE
CISCO SYS INC COM	COM	17275R102	4292	164898	SOLE
CITIGROUP INC COM	COM	172967101	131	32355	SOLE
COCA COLA CO COM	COM	191216100	5210	94735	SOLE
COMCAST CORP NEW CL A	COM	20030N101	3077	163450	SOLE
DANAHER CORP DEL COM	COM	235851102	2225	27855	SOLE
DEVON ENERGY CORP NEW COM	COM	25179M103	1467	22780	SOLE
DISNEY WALT CO COM DISNEY	COM	254687106	2641	75680	SOLE
DU PONT E I DE NEMOURS COM	COM	263534109	1823	48960	SOLE
E M C CORP MASS COM	COM	268648102	2824	156550	SOLE
ENDOLOGIX INC COM	COM	29266S106	148	36734	SOLE
ENERGIZER HLDGS INC COM	COM	29266R108	1809	28825	SOLE
ENZON PHARMACEUTICALS COM	COM	293904108	182	17937	SOLE
EOG RES INC COM	COM	26875P101	1523	16390	SOLE
EXXON MOBIL CORP COM	COM	30231G102	6935	103548	SOLE
FIFTH THIRD BANCORP COM	COM	316773100	2193	161735	SOLE
FREEPORT-MCMORAN COP&G CL B	COM	35671D857	2675	32025	SOLE
GENERAL DYNAMICS CORP COM	COM	369550108	2141	27745	SOLE
GENERAL ELEC CO COM	COM	369604103	4688	257612	SOLE
GOLDMAN SACHS GROUP COM	COM	38141G104	3882	22754	SOLE
GOOGLE INC CL A	COM	38259P508	3022	5329	SOLE
HALLIBURTON CO COM	COM	406216101	3009	99900	SOLE
HEWLETT PACKARD CO COM	COM	428236103	3706	69730	SOLE
INT'L BUSINESS MACHINES	COM	459200101	3552	27698	SOLE
INTEL CORP COM	COM	458140100	3235	145175	SOLE
INTER PARFUMS	COM	458334109	153	10343	SOLE
JACOBS ENGR GROUP DEL COM	COM	469814107	2041	45165	SOLE
JOHNSON & JOHNSON COM	COM	478160104	4910	75320	SOLE
JPMORGAN CHASE & CO COM	COM	46625H100	5271	117795	SOLE
LILLY ELI & CO COM	COM	532457108	2088	57669	SOLE
LOWES COS INC COM	COM	548661107	2554	105370	SOLE
MEDTRONIC INC COM	COM	585055106	2612	58015	SOLE
MERCK & CO INC COM	COM	58933Y105	3437	92027	SOLE
METALICO INC COM	COM	591176102	114	19110	SOLE
MICROSOFT CORP COM	COM	594918104	6550	223661	SOLE
MODINE	COM	607828100	138	12327	SOLE
NEW YORK CMNTY BANCORP COM	COM	649445103	183	11105	SOLE
NIKE INC CL B	COM	654106103	2403	32700	SOLE
NORFOLK SOUTHERN CORP COM	COM	655844108	2127	38060	SOLE
NUCOR CORP COM	COM	670346105	1821	40135	SOLE
OCCIDENTAL PETE CP DEL COM	COM	674599105	2286	27045	SOLE
ONLINE RES CORP COM	COM	68273G101	89	22111	SOLE
ORACLE CORP NEW COM	COM	68389X105	3150	122543	SOLE
PEPSICO INC COM	COM	713448108	4268	64513	SOLE
PFIZER INC COM	COM	717081103	275	16042	SOLE
PHILIP MORRIS	COM	718172109	2617	50185	SOLE
PRECISION CASTPARTS CP COM	COM	740189105	2724	21498	SOLE
PROCTER & GAMBLE CO COM	COM	742718109	4141	65462	SOLE
PRUDENTIAL FINANCIAL	COM	744320102	4587	75825	SOLE
QUALCOMM INC COM	COM	747525103	2088	49767	SOLE
RANGE RES CORP COM	COM	75281A109	985	21025	SOLE
SOUTHWESTERN ENERGY CO COM	COM	845467109	1749	42960	SOLE
SPDR S&P 500 ETF TR UNIT SER 1	COM	78462F103	625	5350	SOLE
STATE STR CORP COM	COM	857477103	3171	70253	SOLE
STRYKER CORP COM	COM	863667101	2642	46180	SOLE
TARGET CORP COM	COM	87612E106	2988	56815	SOLE
TEXAS INSTRS INC COM	COM	882508104	1988	81255	SOLE
TRAVELERS COMPANIES COM	COM	89417E109	210	3910	SOLE
TRIQUINT SEMICONDUCTOR COM	COM	89674K103	145	20718	SOLE
UGI CORP	COM	902681105	1706	64295	SOLE
UNITEDHEALTH GROUP INC COM	COM	91324P102	2369	72525	SOLE
VF CORP	COM	918204108	1667	20805	SOLE
VIRGINIA COMM BANCORP COM	COM	92778Q109	114	17180	SOLE
VISA	COM	92826C839	2585	28405	SOLE
WAL MART STORES INC COM	COM	931142103	3075	55313	SOLE
WALGREEN CO COM	COM	931422109	2729	73583	SOLE
WELLS FARGO & CO NEW COM	COM	949746101	3564	114548	SOLE